Employee Benefit Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee Benefit Liabilities [Abstract]
Severance expenses	$ 5,464	$ 7,078	$ 5,267
Annual compensation percentage	100.00%
Employee contributions percentage	3.00%